Share Incentive Plan - Schedule of Estimated Fair Value of Options Granted Using Black-Scholes Model (Details)	May 10, 2022 ¥ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	2.90%	[1]
Volatility	73.20%	[2]
Expected dividend yield	0.00%	[3]
Exercise price	¥ 26.94
Expected life (years)	5 years	[4]
Fair value of underlying ordinary share	¥ 33.00

[1]	Risk-free interest rate was estimated based on the US Treasury constant maturity yield curve with a maturity that matches the expected term of the option.
[2]	The volatility was estimated based on historical volatility of the Company's share price applying the guidance provided by ASC 718 and the daily share price volatility of comparable companies for an observation period that matches the life of options.
[3]	Expected dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.
[4]	Expected life was calculated based on the vesting period and contractual terms of the options.